BUSINESS ACQUISITIONS (Details 1) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Cash	$ 91,177	$ 51,551	$ 17,548
Advance to suppliers	5,066,081	8,648,546	0
Short term debt	2,201,140	2,218,050	0
Accounts payable	611,677	601,671	0
Deferred revenue	4,346,200	2,547,180	0
Wages payable	361,385	304,509	23,163
Interest payable	120,603	106,268	0
Due to related parties	2,470,867	3,819,200	592,739
Other payables		38,023	0
Goodwill, being excess of Purchase Price Over Net Identifiable Assets Acquired	$ 21,552,596	21,552,596	$ 0
Estimated Fair Value of Assets $ Liabilities[member]
Cash		33,313
Accounts receivable		79,020
Advance to suppliers		8,648,378
Other receivable		3,088,659
Copyrights and development costs, net		10,919,780
Other current assets		312,304
Investments		3,275,929
Capital assets		605,093
Intangibles - copy rights		1,530,000
Right-of-use assets		78,638
Short term debt		(2,218,050)
Accounts payable		(580,781)
Deferred revenue		(2,547,180)
Wages payable		(134,400)
Taxes payable		(222,766)
Interest payable		(105,953)
Due to related parties		(2,967,894)
Other payables		(4,331,023)
Lease liabilities		(84,663)
Net Assets Acquired		15,378,401
Goodwill, being excess of Purchase Price Over Net Identifiable Assets Acquired		$ 21,552,596